Related Party Transactions - Significant Related Party Transactions and Outstanding Balances with Related Parties (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Ultimate Parent Company [member] | NAVER Corporation [member]
Disclosure of transactions between related parties [line items]
Transaction	Advertising service	Advertising service	Advertising service
Transaction amount	¥ 663	¥ 518	¥ 332
Outstanding receivable balances	¥ 184	¥ 108	¥ 67
Ultimate Parent Company [member] | Convertible bond with stock acquisition right [member] | NAVER Corporation [member]
Disclosure of transactions between related parties [line items]
Transaction	Underwrite of convertible Bond
Transaction amount	¥ 74,989
Outstanding payable balances	¥ (71,901)
Subsidiary of ultimate parent company [member] | NAVER Business Platform Corp. [member]
Disclosure of transactions between related parties [line items]
Transaction	Operating expenses	Operating expenses	Operating expenses
Transaction amount	¥ 8,566	¥ 8,475	¥ 7,458
Outstanding payable balances	¥ (883)	¥ (976)	¥ (902)
Associates [member] | Snow Corporation [member]
Disclosure of transactions between related parties [line items]
Transaction		Transfer of camera application business
Transaction amount		¥ 10,651
Director joongho shin [member]
Disclosure of transactions between related parties [line items]
Transaction		Exercise of stock options
Transaction amount		¥ 6,922
Director hae jin lee [member]
Disclosure of transactions between related parties [line items]
Transaction		Exercise of stock options
Transaction amount		¥ 1,917